Prospectus
June  1,  2000

EXETER  FUND,  INC.

Defensive  Series
Blended  Asset  Series  I
Blended  Asset  Series  II
Maximum  Horizon  Series

Class  E  Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                                                          [LOGO]

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Exeter  Asset Management is a division of Manning & Napier Advisors, Inc., which was founded in 1970 and manages approximately $7 billion for individual and institutional investors.

CONTENTS                                        PAGE

Goals,  Strategies,  and  Risks                   4

          Defensive  Series                       6

          Blended  Asset  Series  I               8

          Blended  Asset  Series  II             10

          Maximum  Horizon  Series               12

More  About  the  Series'  Investments           14

How  to  Buy,  Redeem,  and  Exchange  Shares    16

Investment  and  Account  Information            18

Dividends,  Distributions,  and  Taxes           19

GOALS,  STRATEGIES,  AND  RISKS

THE  ADVISOR'S  INVESTMENT  STRATEGIES
The Defensive Series, Blended Asset Series I, Blended Asset Series II, and Maximum Horizon Series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals discussed on the following pages.

A team of investment professionals manages each Series' portfolio using a multi-strategy approach. The top-down group establishes broad policies regarding the mix of stocks, bonds and cash that is appropriate in light of the investment goals of each Series under prevailing market conditions. Stock analysts and fixed income analysts select individual securities after a peer review for consistency with the Advisor's disciplines. The specific criteria applied by each group in allocating assets and selecting securities are set forth on the opposite page.


HOW  THE  ADVISOR  ALLOCATES  ASSETS  WITHIN  EACH  SERIES
The Series offer a range of investment opportunities from fairly conservative to fairly aggressive. As you move along the investment risk spectrum, the emphasis on growth increases while the focus on capital preservation declines. This movement toward growth usually involves a higher percentage of the portfolio being invested in stocks and the portion of the portfolio being invested in bonds generally containing longer term maturities.

The pie charts below illustrate how the make-up of each Series' portfolio has varied in the past.

The Advisor believes that the most important factor affecting portfolio performance is asset allocation.

HISTORICAL  HIGH  AND  LOW  STOCK  EXPOSURES
[Pie  Charts]

Defensive Series 6/30/96 - 12/31/99
High                                        Bonds:   78.3%
                                            Stocks:  19.8%
                                            Cash:     1.9%

Low                                         Bonds:   71.0%
                                            Stocks:   6.2%
                                            Cash:    22.8%

Blended Asset Series I 3/31/94 - 12/31/99

High                                        Bonds:   47.6%
                                            Stocks:  50.1%
                                            Cash:     2.3%

Low                                         Bonds:   64.9%
                                            Stocks:  18.4%
                                            Cash:    16.7%

Blended Asset Series II 3/31/94 - 12/31/99

High                                        Bonds:   26.7%
                                            Stocks:  70.1%
                                            Cash:     3.2%

Low                                         Bonds:   52.7%
                                            Stocks:  44.3%
                                            Cash:     3.0%

Maximum Horizon Series 6/30/96 - 12/31/99

High                                        Bonds:    2.2%
                                            Stocks:  95.5%
                                            Cash:     2.3%

Low                                         Bonds:   27.3%
                                            Stocks:  72.7%

A Series' actual asset allocation may vary from that shown above depending primarily on current or anticipated market trends.

TOP-DOWN  GROUP  (INVESTMENT  POLICY  GROUP)
This team establishes the maximum and minimum percentages of assets each Series will invest in U.S. and foreign stocks, bonds and cash equivalents. The team also establishes investment policies and guidelines used by the other groups to set prices at which each Series may purchase and sell individual securities. In making these decisions, the Advisor focuses on:

_     a  Series'  risk  management  priorities
_     economic  factors  such  as inflation, employment and interest rate trends
_     the  outlook  for  corporate  earnings
_     stock  valuations  (e.g.,  price  to  earnings  and  price to book ratios)
_     supply  and  demand  for  various  asset  classes

Based on these inputs, and working within the minimum and maximum parameters set by this group, the teams of stock and fixed income analysts adjust asset allocation with each bottom-up decision.

Within each Series' holdings, the Advisor generally increases the weighting in stocks when it believes stock valuations are attractive and when economic factors appear favorable. For instance, the stock holdings may tend to rise if the Advisor expects corporate earnings to rise, interest rates to fall, or inflation to be low.

The Advisor will generally increase holdings in bonds when it believes stocks are overvalued or when it expects stocks to underperform. It also may increase bond holdings when it expects interest rates to fall and create the opportunity to capture capital gains as bond prices rise.

STOCK  ANALYSTS  (INVESTMENT  RESEARCH  GROUP)
This team selects individual stocks by looking for companies with one or more of the following characteristics:

_     strong  strategic  profiles  (e.g.,  strong market position, benefits from technology,  market  share  gains  in  a  mature  market  and  high  barriers to entry)
_     improving  market  share  in  consolidating  industries
_     low  price  relative  to  fundamental  or  breakup  value

FIXED  INCOME  ANALYSTS  (FIXED  INCOME  GROUP)
This team selects individual bonds, emphasizing bond market sectors and securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In evaluating bonds, the Advisor considers:

_     Interest  rate  sensitivity  of  particular  sectors  and  securities
_     Narrowing or widening of interest rate spreads between sectors, securities of  different  credit  quality  or  securities  of  different  maturities
_     For  mortgage-related  and asset-backed securities, anticipated changes in prepayment  rates

GOALS,  STRATEGIES,  AND  RISKS

DEFENSIVE  SERIES

INVESTMENT  GOALS
Primary:  Preservation  of  capital
Secondary:  Long-term  growth  of  capital

INVESTMENT  STRATEGIES
The Series invests primarily in fixed income securities of the U.S. government and U.S. companies, although it may also invest in common stocks of U.S. issuers. The Advisor typically focuses on fixed income securities with short to intermediate term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more) and stocks. The Fund may invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

PRINCIPAL  RISKS  OF  INVESTING  IN  THE  SERIES
Because the Series invests principally in bonds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

_     Interest  rates  go up, which will make bond prices go down and reduce the value  of  the  Series'  bond  portfolio.
_     The issuer of a bond owned by the Series defaults on its obligation to pay principal  and/or  interest  or  has  its  credit  rating  downgraded.

Because the Series may also invest in stocks and U.S. dollar denominated securities of foreign issuers, the Series carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

The value of your investment may also decline if the Advisor's judgements about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

SUMMARY  OF  PAST  PERFORMANCE
The bar chart and total return table provide some indication of the risks of investing in Class A Shares of the Series. No Class E Shares were outstanding during the past year. Class A Shares are offered in a separate prospectus which may be obtained by contacting the Fund. Class E shares would have different performance due to their different expenses. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Lehman Brothers Intermediate Bond Index and a blended index, 15% of which is the Standard & Poor's 500 Composite Index and 85% of which is the Lehman Brothers Intermediate Bond Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmarks' asset allocation at any given time.

DEFENSIVE  SERIES  -  CLASS  A
%  TOTAL  RETURN
[Bar chart showing the percent total return for the Defensive Series for 1996, 1997, 1998 and 1999. The results are 3.44% for 1996, 9.77% for 1997, 6.05% for
1998  and  2.01%  for  1999]
CALENDAR  YEARS  ENDED  DECEMBER  31



Avg. Annual
Total Returns                                        Since Inception
for periods ended 12/31/99)         1 Year           on 11/1/95
Class A shares                      2.01%             5.60%
Indices:
  Lehman Brothers Intermediate
    Bond Index                      0.39%             5.51%
  15%/85% Blended Index             3.35%             8.66%

Quarterly Returns
Highest:                            4.56% in 2nd quarter 1997
Lowest:                            -1.18% in 1st quarter 1996

The Lehman Brothers Intermediate Bond Index is an unmanaged index of corporate and government bonds with maturities ranging from one to ten years.
The  S&P  500  Index  is  an  unmanaged  index  of  common  stocks.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

FEES  AND  EXPENSES  OF  THE  SERIES
This table estimates the fees and expenses you may pay if you invest in shares of the Series.

                                                             Defensive Series
                                                             - Class E
Shareholder fees
(paid directly from your investment)                         None1
Annual Fund operating expenses
(expenses that are deducted from
assets of the Series)2
              Management fee                                 0.80%
              Distribution and service
              (Rule 12b-1) fees                              0.25%
              Other expenses                                 2.06%
              Total annual Fund operating expenses           3.11%
              Less fee waivers and
              expense reimbursements                         (1.86)%2
              Net Expenses                                   1.25%

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.

2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.25% of the Class E Shares' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE  EXAMPLE  BELOW  ASSUMES  THAT:

     _    You  invest  $10,000  for  the  periods  shown
     _    The  Fund's  operating  expenses  remain  the  same
     _    Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After             After
1 year            3 years
$127*             $ 785*

*Based on Total Annual Fund Operating Expenses after fee waivers and operating expenses for year 1 only.

No Class E Shares had been issued as of the date of this prospectus; therefore the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Fund has not calculated these expenses beyond the three-year period shown.

GOALS,  STRATEGIES,  AND  RISKS

BLENDED  ASSET  SERIES  I

INVESTMENT  GOALS
Equal  emphasis  on  long-term  growth  of  capital  and preservation of capital

INVESTMENT  STRATEGIES
The Series invests primarily in common stocks and intermediate to long-term, fixed income securities of the U.S. government and U.S. companies. The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of growth for this portfolio relative to an investment in the general stock market.

PRINCIPAL  RISKS  OF  INVESTING  IN  THE  SERIES
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

_     U.S.  and/or  foreign  stock  or  bond  markets  decline.
_ An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
_ Interest rates go up, which will make bond prices go down and reduce the value of the Series' bond portfolio.
_ The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.

Because the Series may invest in U.S. dollar denominated securities of foreign issuers, the Series is subject to the following additional risks:

_     The  prices  of  foreign  common stocks may, at times, move in a different direction  than  the  prices  of  U.S.  stocks.
_     Investments  in  emerging  market  countries  may  be  more  volatile than investments  in  more  developed  countries.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

SUMMARY  OF  PAST  PERFORMANCE
The bar chart and total return table provide some indication of the risks of investing in Class A Shares of the Series. No Class E Shares were outstanding during the past year. Class A Shares are offered in a separate prospectus which may be obtained by contacting the Fund. Class E Shares would have different performance due to their different expenses. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Lehman Brothers Intermediate Bond Index and a blended index, 30% of which is the Standard & Poor's 500 Composite Index and 70% of which is the Lehman Brothers Intermediate Bond Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmarks' portfolios at any given time.

BLENDED  ASSET  SERIES  I  -  CLASS  A
%  TOTAL  RETURN
[Bar chart showing the percent total return for the Blended Asset Series I for 1994, 1995, 1996, 1997, 1998, and 1999. The results are -0.80 for 1994, 21.08%
for  1995,  7.73% for 1996, 13.95% for 1997, 6.81% for 1998 and 5.44% for 1999.]
CALENDAR  YEARS  ENDED  DECEMBER  31

Avg. Annual                                                         Since
Total Returns                                                       Inception on
(for periods ended 12/31/99)         1 Year        5 Years          9/15/93
Class A shares                       5.44%         10.85%           8.54%
Indices:
  Lehman Brothers
  Intermediate Bond Index            0.39%          7.10%           5.32%
  30%/70% Blended Index              6.37%         13.09%          10.46%

Quarterly Returns
Highest:                             8.67% in 4th quarter 1998
Lowest:                             -4.42% in 3rd quarter 1998

The Lehman Brothers Intermediate Bond Index is an unmanaged index of corporate and government bonds with maturities ranging from one to ten years.
The  S&P  500  Index  is  an  unmanaged  index  of  common  stocks.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

FEES  AND  EXPENSES  OF  THE  SERIES
This table estimates the fees and expenses you may pay if you invest in shares of the Series.

                                                            Blended Asset
                                                            Series I
                                                            - Class E
Shareholder fees
(paid directly from your investment)                        None1
Annual Fund operating expenses
(expenses that are deducted from
assets of the Series)2
              Management fee                                1.00%
              Distribution and service
              (Rule 12b-1) fees                             0.25%
              Other expenses                                0.49%
              Total annual Fund operating expenses          1.74%
              Less fee waivers and
              expense reimbursements                        (0.29)%2
              Net Expenses                                  1.45%

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.

2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.45% of the Class E Shares' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE  EXAMPLE  BELOW  ASSUMES  THAT:

     _     You  invest  $10,000  for  the  periods  shown
     _     The  Fund's  operating  expenses  remain  the  same
     _     Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After             After
1 year            3 years
$148*             $520*

*Based on Total Annual Fund Operating Expenses after fee waivers and operating expenses for year 1 only.

No Class E Shares had been issued as of the date of this prospectus; therefore the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Fund has not calculated these expenses beyond the three-year period shown.

GOALS,  STRATEGIES,  AND  RISKS

BLENDED  ASSET  SERIES  II

INVESTMENT  GOALS
Primary:  Long-term  growth  of  capital
Secondary:  Preservation  of  capital

INVESTMENT  STRATEGIES
The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities of the U.S. government and U.S. companies. The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. By focusing on growth of capital and, to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

PRINCIPAL  RISKS  OF  INVESTING  IN  THE  SERIES
Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

_     U.S.  and/or  foreign  stock  or  bond  markets  decline.
_ An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
_ Interest rates go up, which will make bond prices go down and reduce the value of the Series' bond portfolio.
_ The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.

Because the Series may invest in U.S. dollar denominated securities of foreign issuers, the Series is subject to the following additional risks:

_     The  prices  of  foreign  common stocks may, at times, move in a different direction  than  the  prices  of  U.S.  stocks.
_     Investments  in  emerging  market  countries  may  be  more  volatile than investments  in  more  developed  countries.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

SUMMARY  OF  PAST  PERFORMANCE
The bar chart and total return table provide some indication of the risks of investing in Class A Shares of the Series. No Class E Shares were outstanding during the past year. Class A Shares are offered in a separate prospectus which may be obtained by contacting the Fund. Class E Shares would have different performance due to their different expenses. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Merrill Lynch Corporate/Government Master Bond Index and a blended index, 50% of which is the Standard & Poor's 500 Composite Index and 50% of which is the Lehman Brothers Aggregate Bond Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmarks' portfolios at any given time.

BLENDED  ASSET  SERIES  II  -  CLASS  A
%  TOTAL  RETURN
[Bar chart showing the percent total return for the Blended Asset Series II for 1994, 1995, 1996,1997, 1998 and 1999. The results are 3.52% for 1994, 32.64%
for 1995, 14.06% for 1996, 17.54% for 1997, 2.87% for 1998 and 11.07% for 1999.]
CALENDAR  YEARS  ENDED  DECEMBER  31

Avg. Annual                                                         Since
Total Returns                                                       Inception on
(for periods ended 12/31/99)         1 Year        5 Years          10/12/93
Class A shares                       11.07%        15.23%           12.66%
Indices:
  Merrill Lynch Corp./Government
   Master Bond Index                 -2.05%         7.60%            5.30%
  50%-50% Blended Index               9.80%        17.98%           14.17%

Quarterly returns
Highest:                             11.06% in 4th quarter 1998
Lowest:                              -9.88% in 3rd quarter 1998

The Merrill Lynch Corporate/Government Master Bond Index is comprised of investment grade securities with maturities greater than one year.

The  S&P  500  Index  is  an  unmanaged  index  of  common  stocks.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade bonds and mortgage-backed securities with maturities of at least one year.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

FEES  AND  EXPENSES  OF  THE  SERIES
This table estimates the fees and expenses you may pay if you invest in shares of the Series.

                                                            Blended Asset
                                                            Series II
                                                            - Class E
Shareholder fees
(paid directly from your investment)                        None1
Annual Fund operating expenses
(expenses that are deducted from
assets of the Series)2
              Management fee                                1.00%
              Distribution and service
              (Rule 12b-1) fees                             0.25%
              Other expenses                                0.30%
              Total annual Fund operating expenses          1.55%
              Less fee waivers and
              expense reimbursements                        (0.10)%2
              Net Expenses                                  1.45%

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.

2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.45% of the Class E Shares' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE  EXAMPLE  BELOW  ASSUMES  THAT:

     _     You  invest  $10,000  for  the  periods  shown
     _     The  Fund's  operating  expenses  remain  the  same
     _     Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After             After
1 year            3 years
$148*             $480*

* Based on Total Annual Fund Operating Expenses after fee waivers and operating expenses for year 1 only.

No Class E Shares had been issued as of the date of this prospectus; therefore the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Fund has not calculated these expenses beyond the three-year period shown.

GOALS,  STRATEGIES,  AND  RISKS

MAXIMUM  HORIZON  SERIES

INVESTMENT  GOAL
Long-term  growth  of  capital

INVESTMENT  STRATEGIES
The Series invests primarily in common stocks, but may invest to a limited extent in fixed income securities of the U.S. government and U.S. companies. The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. The Advisor seeks to generate the high level of long-term capital growth typically associated with an investment in the general stock market for this portfolio.

PRINCIPAL  RISKS  OF  INVESTING  IN  THE  SERIES
As with any growth fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

_     U.S.  and/or  foreign  stock  markets  decline.
_     An  adverse  event,  such as an unfavorable earnings report, depresses the value  of  a  particular  company's  stock.

Because the Series may also invest in bonds and U.S. dollar denominated securities of foreign issuers, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the Series' bond portfolio. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in more developed countries.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

SUMMARY  OF  PAST  PERFORMANCE
The bar chart and total return table provide some indication of the risks of investing in Class A Shares of the Series. No Class E Shares were outstanding during the past year. Class A Shares are offered in a separate prospectus which may be obtained by contacting the Fund. Class E Shares would have different performance due to their different expenses. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Standard & Poor's 500 Composite Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmark's portfolio at any given time.

MAXIMUM  HORIZON  SERIES  -  CLASS  A
%  TOTAL  RETURN
[Bar chart showing the percent total return for the Maximum Horizon Series for 1996, 1997, 1998 and 1999. The results are 17.57% for 1996, 20.39% for 1997,
1.19%  for  1998  and  33.04%  for  1999.]
CALENDAR  YEARS  ENDED  DECEMBER  31

Avg. Annual Total Returns                                      Since Inception
(for periods ended 12/31/99)           1 Year                  on 11/1/95
Class A shares                        33.04%                   17.69%
S&P 500 Index                         21.04%                   27.06%

Quarterly returns
Highest:                              19.64% in 4th quarter 1998
Lowest:                              -19.41% in 3rd quarter 1998

The  S&P  500  Index  is  an  unmanaged  index  of  common  stocks.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

FEES  AND  EXPENSES  OF  THE  SERIES
This table estimates the fees and expenses you may pay if you invest in shares of the Series.

                                                             Maximum Horizon Series
                                                             - Class E
Shareholder fees
(paid directly from your investment)                         None1
Annual Fund operating expenses
(expenses that are deducted from
assets of the Series)2
              Management fee                                 1.00%
              Distribution and service
              (Rule 12b-1) fees                              0.25%
              Other expenses                                 0.66%
              Total annual Fund operating expenses           1.91%
              Less fee waivers and
              expense reimbursements                        (0.46)%2
              Net Expenses                                   1.45%

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.

2 The Advisor has contractually agreed to limit its fee and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.45% of the Class E Shares' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2001 and may be extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE  EXAMPLE  BELOW  ASSUMES  THAT:

     _     You  invest  $10,000  for  the  periods  shown
     _     The  Fund's  operating  expenses  remain  the  same
     _     Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:

After             After
1 year            3 years
$148*              $555*

*Based on Total Annual Fund Operating Expenses after fee waivers and operating expenses for year 1 only.

No Class E Shares had been issued as of the date of this prospectus; therefore the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Fund has not calculated these expenses beyond the three-year period shown.

MORE  ABOUT  THE  SERIES'  INVESTMENTS

PRINCIPAL  INVESTMENTS

     EQUITY  SECURITIES
     Each Series may invest in equity securities of U.S. and foreign companies. These will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt securities, and equity participations.

     FOREIGN  SECURITIES
     The Series may invest in ADRs and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

     FIXED  INCOME  SECURITIES
     Each Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may have all types of interest rate payment and reset terms and may include mortgage-backed, asset-backed and derivative securities. Each Series invests primarily in investment grade securities, but may invest up to 20% of assets in lower quality bonds, commonly known as "junk bonds." These bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

ADDITIONAL  RISKS

     EMERGING  MARKET  RISK
     The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries.

DEFENSIVE  INVESTING

     Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goals.
The  Series'  Investment  Goals
     The  Series'  board  of  directors may change each Series' investment goals
(described above under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. A Series might not succeed in achieving its goals.

THE  ADVISOR

     The Series' Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $7 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

     A team made up of investment professionals and analysts makes all of the Series' investment decisions.

MANAGEMENT  FEES

     In return for the services it provides to the Series, the Advisor receives an annual management fee which is computed daily and payable monthly by the Series as described below.

Annual Management Fees (as a percentage of daily net assets)
                                    Actual
                                    Management Fee
                                    Paid for year                 Contractual
Series                              ended 10/31/99                management fee

Defensive Series                    0.23%                         0.80%

Blended Asset Series I              0.97%                         1.00%

Blended Asset Series II             1.00%                         1.00%

Maximum Horizon Series              0.92%                         1.00%

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

THE  DISTRIBUTOR

     The distributor of the Series' shares is Manning & Napier Investor Services, Inc. As of the date of this prospectus, Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Your financial intermediary can tell you which class of shares is available through the intermediary.

     The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

DISTRIBUTION  PLANS

     The Fund has adopted a Rule 12b-1 distribution plan for the Class E shares of the Series. Under the plan, the Class E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to 0.25%. These fees are an ongoing expense and over time may cost you more than other types of sales charges.

HOW  TO  BUY,  REDEEM,  AND  EXCHANGE  SHARES

HOW  TO  BUY  SHARES
Class E shares are offered only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Series reserve the right to reject purchase orders or to stop offering their shares without notice to shareholders. All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

BY  MAIL

THROUGH  THE  FUND
If your financial intermediary does not provide account maintenance services, contact the Fund to purchase shares.

OPENING  AN  ACCOUNT

_     Send  a  check  payable  to  Exeter Fund, Inc. with the completed original account  application.

                                 The address is:
                                Exeter Fund, Inc.
                                 P.O. Box 41118
                              Rochester, NY  14604

_     To  request  an  account  application,  call  the  Fund at 1-800-466-3863.

ADDING  TO  AN  ACCOUNT

_     Send a check payable to Exeter Fund, Inc. and a letter of instruction with the  name  of  the  Series  to  be  purchased  and  the account name and number.

BY  WIRE

OPENING  OR  ADDING  TO  AN  ACCOUNT

_     After  the  Fund  has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

AUTOMATIC  INVESTMENT  PLAN
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting your financial intermediary or the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

HOW  TO  REDEEM  SHARES

THROUGH  THE  FUND
If your financial intermediary does not provide account maintenance services, contact the Fund to redeem shares.

_ Send a letter of instruction to Exeter Fund, Inc., at the address above signed by each registered account owner.
_ State the name of the Series, the class and number of shares or dollar amount to be sold.
_     Provide  the  account  number.
_     Signature  guarantees  may  be  required.
_     Additional  documentation  may  be  required  (call the Fund for details).

The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

MORE  ABOUT  PURCHASES  AND  REDEMPTIONS
All orders to purchase or redeem shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and these intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order, and orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

HOW  TO  EXCHANGE  SHARES
You may exchange Class E shares of the Series for Class E shares of any other Series of the Exeter Fund currently available for direct investment if the registration of both accounts is identical. If received with proper documentation before the close of trading on the NYSE, generally 4:00 p.m. New York time, exchange requests will be executed at that day's share prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

THROUGH  THE  FUND
If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

BY  MAIL

_ Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
_ Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.

BY  TELEPHONE

_     Provide  both  account  numbers.
_     Unless you have declined telephone privileges, call the Fund at 1-800-466-
3863.
_     Provide  the  name  of  the  current  Series, Series to exchange into, and dollar  amount  to  be  exchanged.
_     Provide  both  account  numbers.
_     The  Fund  may  ask for identification, and all telephone transactions are recorded.

INVESTMENT  AND  ACCOUNT  INFORMATION

ACCOUNTS  WITH  LOW  BALANCES
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND  PURCHASES  AND  REDEMPTIONS
Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

A Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE  GUARANTEES
A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The  transfer  agent  will  accept  signature  guarantees  from:

_     Members  of  the  STAMP  program  or  the  NYSE's  Medallion
      Signature  Program.
_     A  broker  or  securities  dealer.
_     A  federal  savings,  cooperative  or  other  type  of  bank.
_     A  savings  and  loan  or  other  thrift  institution.
_     A  credit  union.
_     A  securities  exchange  or  clearing  agency.

A  NOTARY  PUBLIC  CANNOT  PROVIDE  A  SIGNATURE  GUARANTEE.

VALUATION  OF  SHARES
Each Series offers its shares at the net asset value (NAV) per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

Each Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities.

DIVIDENDS,  DISTRIBUTIONS,  AND  TAXES

DIVIDENDS  AND  DISTRIBUTIONS
Each  Series  generally:

_     Pays  dividends  twice  a  year,  in  June  and  December.
_     Makes  capital  gains  distributions,  if  any,  once a year, typically in
December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Transaction                                          Federal Tax Status
Redemption or exchange
of shares                                            Usually taxable as capital
                                                     gain or loss; long-term only
                                                     if shares owned more than
                                                     one year

Long-term capital gain
distributions                                        Taxable as long-term capital
                                                     gain

Short-term capital gain
distributions                                        Taxable as ordinary income

Dividend                                             Taxable as ordinary income

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

EXETER  FUND,  INC.

Defensive  Series
Blended  Asset  Series  I
Blended  Asset  Series  II
Maximum  Horizon  Series
Class  E  Shares

SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI) Annual and semi-annual reports to shareholders provide additional information about each Series' investments. These reports discuss the market conditions and investment strategies that significantly affected each Series' performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this combined prospectus.

HOW  TO  OBTAIN  THESE  REPORTS  AND  ADDITIONAL  INFORMATION

_     You  may obtain shareholder reports and the SAI or other information about the Fund without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

_ You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing
to  the  Public  Reference  Section  of  the  Commission,  Washington,     D.C.
20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).



If someone makes a statement that is not in this prospectus about any of the Series, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell their shares.



Investment  Company  Act  File  No.  811-04087